CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)		Share capital		Share option and warrant reserve	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Beginning balance (in shares) at Dec. 31, 2023	[1]	43,225,678
Beginning balance at Dec. 31, 2023		$ 334,963,627		$ 29,188,821	$ (60,410,155)	$ (721,736)	$ 303,020,557
Shares issued in private placements (in shares)	[1]	920,000
Shares issued in private placements		$ 23,000,000					23,000,000
Share issue cost, net of tax		(1,242,784)					(1,242,784)
Premium on flow-through shares		$ (3,680,000)					(3,680,000)
Shares issued on the exercise of stock options (in shares)	[1]	239,865
Shares issued on the exercise of stock options		$ 4,580,047		(1,950,028)			2,630,019
Shares issued on the exercise of warrants (in shares)	[1]	274,808
Shares issued on the exercise of warrants		$ 4,446,881		(819,407)			3,627,474
Shares issued to settle liability (in shares)	[1]	31,318
Shares issued to settle liability		$ 524,998					$ 524,998
Shares issued to settle interest (in shares)		25,265	[1]				25,265
Shares issued to settle interest		$ 348,830					$ 348,830
Share-based payments				6,734,853			6,734,853
Loss for the period					(42,135,091)		(42,135,091)
Opening currency translation adjustment in foreign subsidiary disposed						162,265	162,265
Other comprehensive income (loss) for the period						10,172,038	10,172,038
Ending balance (in shares) at Dec. 31, 2024	[1]	44,716,934
Ending balance at Dec. 31, 2024		$ 362,941,599		33,154,239	(102,545,246)	9,612,567	303,163,159
Shares issued from financings (in shares)	[1]	7,080,325
Shares issued from financings		$ 77,472,375					77,472,375
Share issue cost, net of tax		(3,265,419)					(3,265,419)
Premium on flow-through shares		$ (8,002,950)					(8,002,950)
Shares issued on the exercise of stock options (in shares)		550,975
Shares issued on the exercise of stock options		$ 3,229,736		(3,272,577)
Shares issued on the exercise of stock options and RSUs (in shares)	[1]	580,142
Shares issued on the exercise of stock options and RSUs		$ 6,824,317		(3,594,581)			$ 3,229,736
Shares issued on conversion of 2020 Debentures (in shares)		2,417,068	[1]				2,417,068
Shares issued on conversion of 2020 Debentures		$ 24,291,545					$ 24,291,545
Shares issued for exploration and evaluation asset (in shares)		16,666	[1]				16,666
Shares issued for exploration and evaluation asset		$ 161,160					$ 161,160
Shares issued to settle interest (in shares)		17,761	[1]				17,761
Shares issued to settle interest		$ 188,732					$ 188,732
Shares issued to purchase marketable securities (in shares)		100,000	[1]				100,000
Shares issued to purchase marketable securities		$ 1,221,000					$ 1,221,000
Share-based payments				7,729,509			7,729,509
Loss for the period					(1,126,399)		(1,126,399)
Other comprehensive income (loss) for the period						(3,636,362)	(3,636,362)
Ending balance (in shares) at Dec. 31, 2025	[1]	54,928,896
Ending balance at Dec. 31, 2025		$ 461,832,359		$ 37,289,167	$ (103,671,645)	$ 5,976,205	$ 401,426,086

[1]	Certain of the number of outstanding common shares issued have been retroactively restated for all periods presented (Note 14).